Income taxes - Unrecognized deferred tax assets and investment tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	$ 12,576	$ 7,601
Federal research and development investment tax credits	1,707	994
Tax losses carried forward	56,975	31,622
Capital losses	11,149	10,931
Other deductible temporary differences, without time limitation	9,453	8,972
Federal | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	266	260
Federal | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	702	688
Federal | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	645	633
Federal | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	876	859
Federal | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	898	880
Federal | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	243	238
Tax losses carried forward	1,768	1,733
Federal | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	365	357
Tax losses carried forward	3,946	3,868
Federal | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	393	399
Tax losses carried forward	23,163	22,701
Federal | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	706
Tax losses carried forward	24,711
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	12,975	7,763
Tax losses carried forward	56,781	31,655
Capital losses	11,149	10,931
Other deductible temporary differences, without time limitation	9,453	8,972
Provincial | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	166	162
Provincial | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	901	884
Provincial | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	645	633
Provincial | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	876	859
Provincial | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	898	880
Provincial | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,944	1,906
Provincial | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	3,836	3,761
Provincial | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	23,015	$ 22,570
Provincial | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	$ 24,500